Columbia Select Mid Cap Value Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Value Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 3.5%
Entertainment 1.9%
Take-Two Interactive Software, Inc.(a)	272,958	51,419,828
Media 1.6%
Nexstar Media Group, Inc., Class A	260,866	44,501,131
Total Communication Services		95,920,959
Consumer Discretionary 9.3%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A	380,258	60,057,949
Household Durables 1.8%
D.R. Horton, Inc.	292,364	49,345,196
Leisure Products 1.9%
Hasbro, Inc.	780,419	50,844,298
Specialty Retail 3.4%
Burlington Stores, Inc.(a)	158,813	44,766,208
O’Reilly Automotive, Inc.(a)	38,009	47,253,549
Total		92,019,757
Total Consumer Discretionary		252,267,200
Consumer Staples 4.6%
Consumer Staples Distribution & Retail 3.1%
Dollar Tree, Inc.(a)	328,865	23,438,209
U.S. Foods Holding Corp.(a)	859,090	59,938,709
Total		83,376,918
Food Products 1.5%
Tyson Foods, Inc., Class A	614,321	39,623,704
Total Consumer Staples		123,000,622
Energy 4.3%
Oil, Gas & Consumable Fuels 4.3%
Devon Energy Corp.	1,330,808	50,504,164
Marathon Petroleum Corp.	417,247	65,153,119
Total		115,657,283
Total Energy		115,657,283
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.8%
Banks 4.3%
Popular, Inc.	586,753	58,299,778
Regions Financial Corp.	2,158,592	58,843,218
Total		117,142,996
Capital Markets 2.2%
Carlyle Group, Inc. (The)	1,095,676	58,322,833
Consumer Finance 2.5%
Discover Financial Services	376,134	68,618,126
Financial Services 4.2%
Global Payments, Inc.	507,432	60,364,111
Voya Financial, Inc.	632,044	52,459,652
Total		112,823,763
Insurance 6.6%
Hanover Insurance Group, Inc. (The)	391,910	64,669,069
Kemper Corp.	691,391	49,427,542
Reinsurance Group of America, Inc.	282,919	64,618,700
Total		178,715,311
Total Financials		535,623,029
Health Care 7.6%
Health Care Equipment & Supplies 1.8%
Zimmer Biomet Holdings, Inc.	435,080	48,772,468
Health Care Providers & Services 4.3%
Centene Corp.(a)	608,981	36,538,860
Humana, Inc.	72,266	21,418,197
Quest Diagnostics, Inc.	358,563	58,323,858
Total		116,280,915
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	298,962	41,247,787
Total Health Care		206,301,170
Industrials 16.3%
Building Products 2.4%
Trane Technologies PLC	157,273	65,460,168
Electrical Equipment 2.9%
AMETEK, Inc.	403,707	78,472,567

Columbia Select Mid Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.9%
Ingersoll Rand, Inc.	815,231	84,922,613
ITT, Inc.	481,346	75,147,738
Total		160,070,351
Passenger Airlines 2.4%
Southwest Airlines Co.	2,017,681	65,292,157
Professional Services 2.7%
CACI International, Inc., Class A(a)	156,547	71,992,834
Total Industrials		441,288,077
Information Technology 9.1%
Communications Equipment 2.1%
Motorola Solutions, Inc.	112,841	56,386,648
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	1,394,634	67,876,837
Semiconductors & Semiconductor Equipment 4.5%
Marvell Technology, Inc.	460,433	42,677,535
ON Semiconductor Corp.(a)	642,389	45,686,705
Teradyne, Inc.	306,868	33,755,480
Total		122,119,720
Total Information Technology		246,383,205
Materials 6.8%
Chemicals 3.1%
Chemours Co. LLC (The)	2,216,526	48,187,275
FMC Corp.	611,663	36,143,167
Total		84,330,442
Metals & Mining 3.7%
ATI, Inc.(a)	898,676	54,073,335
Freeport-McMoRan, Inc.	1,029,644	45,510,265
Total		99,583,600
Total Materials		183,914,042
Real Estate 8.8%
Health Care REITs 2.6%
Welltower, Inc.	505,272	69,818,485
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.9%
First Industrial Realty Trust, Inc.	980,833	52,425,524
Specialized REITs 4.3%
Gaming and Leisure Properties, Inc.	1,059,569	54,684,356
Lamar Advertising Co., Class A	453,985	60,843,069
Total		115,527,425
Total Real Estate		237,771,434
Utilities 8.8%
Electric Utilities 5.1%
Entergy Corp.	568,535	88,788,111
PG&E Corp.	2,294,595	49,632,090
Total		138,420,201
Independent Power and Renewable Electricity Producers 1.1%
AES Corp. (The)	2,289,900	29,860,296
Multi-Utilities 2.6%
Ameren Corp.	731,693	69,064,502
Total Utilities		237,344,999
Total Common Stocks (Cost $1,525,232,629)		2,675,472,020

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	31,191,315	31,185,076
Total Money Market Funds (Cost $31,180,502)		31,185,076
Total Investments in Securities (Cost: $1,556,413,131)		2,706,657,096
Other Assets & Liabilities, Net		(2,230,369)
Net Assets		2,704,426,727
Columbia Select Mid Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	17,727,786	173,977,120	(160,520,857)	1,027	31,185,076	(356)	1,076,642	31,191,315
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Mid Cap Value Fund  | 2024

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3QT197_02_R01_(01/25)